FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Interest Rate Risk (Details) $ in Millions, $ in Millions	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of financial instruments by type of interest rate [line items]
Fixed interest rates under derivative contracts, portion of underlying instrument		$ 250		$ 250
Fixed rate instruments
Disclosure of financial instruments by type of interest rate [line items]
Subscription receipts (Note 15)	$ 10,365		$ 10,507
Variable rate instruments
Disclosure of financial instruments by type of interest rate [line items]
Subscription receipts (Note 15)	778		771
Fixed and variable rate instruments
Disclosure of financial instruments by type of interest rate [line items]
Subscription receipts (Note 15)	$ 11,143		$ 11,278